Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Expense
	2018 £m	Restated 2017 £m	Restated 2016 £m
Current tax
United Kingdom	(71)	(104)	(80)
The Netherlands	(72)	(77)	(51)
Rest of world	(154)	(258)	(243)
Total current tax charge	(297)	(439)	(374)
Deferred tax	5	374	73
Tax expense	(292)	(65)	(301)

Weighted Average of Tax Rates Applicable to Accounting Profits and Losses

The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2018		Restated 2017		Restated 2016
	£m	%	£m	%	£m	%
Profit before tax	1,720		1,721		1,459
Tax at average applicable rates	(342)	19.9%	(389)	22.6%	(326)	22.4%
Tax effect of share of results of joint ventures	8	(0.5)%	7	(0.4)%	7	(0.5)%
Expenses not deductible for tax purposes	(24)	1.4%	(15)	0.9%	(19)	1.3%
US state taxes	(19)	1.1%	(18)	1.0%	(13)	0.9%
Non-deductible costs of share based remuneration	(1)	0.1%	(1)	0.1%	(1)	0.1%
Non-deductible disposal-related gains and losses	–	0.0%	(36)	2.1%	(8)	0.5%
Deferred tax assets of the period not recognised	(24)	1.4%	(10)	0.6%	(2)	0.1%
Change in recognition of deferred tax assets or liabilities	(15)	0.9%	16	(0.9)%	33	(2.3)%
Other adjustments in respect of prior periods	13	(0.8)%	35	(2.1)%	28	(1.9)%
Exceptional tax credit	112	(6.5)%	346	(20.1)%	–	0.0%
Tax expense	(292)	17.0%	(65)	3.8%	(301)	20.6%

Tax Recognised in Other Comprehensive Income or Directly in Equity

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2018 £m	2017 £m	2016 £m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	15	(59)	45

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	9	(30)	19

Net tax (debit)/credit recognised in other comprehensive income	24	(89)	64
Tax credit on share based remuneration recognised directly in equity	(3)	8	10

Summary of Deferred Tax Liabilities and Assets
	2018 £m	Restated 2017 £m
Deferred tax assets	455	431
Deferred tax liabilities	(830)	(738)
Total	(375)	(307)

Movements in Deferred Tax Liabilities and Assets

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities			Deferred tax assets
	Excess of tax allowances over amortisation £m	Acquired intangible assets £m	Other temporary differences £m	Excess of amortisation over tax allowances £m	Tax losses carried forward £m	Pension balances £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2017 (restated)	(393)	(767)	(338)	263	70	145	352	(668)
Credit/(charge) to profit	97	298	2	(15)	22	–	(30)	374
(Charge)/credit to equity/other comprehensive income	–	–	7	–	–	(76)	(20)	(89)
Acquisitions	–	(2)	–	–	–	–	–	(2)
Exchange translation differences	29	45	27	9	(5)	(3)	(24)	78
Deferred tax (liability)/asset at 1 January 2018 (restated)	(267)	(426)	(302)	257	87	66	278	(307)
Credit/(charge) to profit	75	13	13	(51)	(32)	3	(16)	5
(Charge)/credit to equity/other comprehensive income	–	–	–	–	–	15	(3)	12
Acquisitions	–	(88)	–	–	37	–	–	(51)
Exchange translation differences	(12)	(26)	(17)	1	4	2	14	(34)
Deferred tax (liability)/asset at 31 December 2018	(204)	(527)	(306)	207	96	86	273	(375)